STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (99.24%)
Agriculture, Foods, & Beverage (11.17%)
Archer-Daniels-Midland Co.	3,477,500	$155,652,900
Coca-Cola Co., The	2,054,600	101,764,338
Kellogg Co.	930,000	65,946,300
McCormick & Company Inc.	428,600	88,377,320
Nestle SA ADR	1,175,800	141,572,199
PepsiCo Inc.	641,400	89,834,484

		643,147,541

Banks (2.54%)
M&T Bank Corp.	213,400	22,035,684
Northern Trust Corp.	422,700	34,614,903
U.S. Bancorp	710,821	25,873,884
Wells Fargo & Co.	2,643,100	63,830,865

		146,355,336

Building Materials & Construction (2.17%)
Vulcan Materials Co.	1,039,200	124,704,000

Chemicals (5.95%)
Air Products & Chemicals Inc.	830,000	242,575,800
Corteva Inc.	97,944	2,796,301
Croda International PLC	24,316	1,917,115
Dow Inc.	97,944	4,419,233
DuPont de Nemours Inc.	97,944	5,461,358
International Flavors & Fragrances Inc.	525,000	64,989,750
Novozymes A/S B Shares	344,484	20,383,263

		342,542,820

Computer Software & Services (9.32%)
Alphabet Inc. Class A (a)	112,635	183,542,111
Alphabet Inc. Class C (a)	5,916	9,667,809
Automatic Data Processing Inc.	109,900	15,285,991
Facebook Inc. Class A (a)	82,675	24,240,310
Microsoft Corp.	1,129,669	254,774,250
SAP SE	83,800	13,802,642
Texas Instruments Inc.	245,807	34,941,465

		536,254,578

Computers (11.54%)
Apple Inc.	5,148,868	664,409,927

Consumer & Marketing (7.29%)
AptarGroup Inc.	677,405	80,197,978
Colgate-Palmolive Co.	872,600	69,162,276
Procter & Gamble Co., The	1,765,155	244,173,891
Unilever NV New York Shares	451,152	26,166,816

		419,700,961

Electronic/Electrical Manufacturing (0.92%)
Emerson Electric Co.	422,400	29,344,128
General Electric Co.	3,744,419	23,739,617

		53,083,745

Health Care (18.42%)
Abbott Laboratories	847,500	92,775,825
AbbVie Inc.	847,500	81,165,075

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Agilent Technologies Inc.	548,071	$55,037,290
Amgen Inc.	190,085	48,152,332
Eli Lilly and Co.	997,000	147,944,830
Johnson & Johnson	2,481,600	380,702,256
Merck & Co. Inc.	296,750	25,303,872
Pfizer Inc.	2,239,031	84,612,981
Roche Holding AG Sponsored ADR	732,281	32,000,680
Zoetis Inc.	705,696	112,981,930

		1,060,677,071

Machinery & Manufacturing (10.70%)
3M Co.	564,000	91,943,280
ASML Holding NV NY Reg. Shares	364,933	136,550,630
Caterpillar Inc.	1,162,621	165,452,594
Deere & Co.	42,900	9,011,574
Donaldson Company Inc.	765,513	38,551,235
HNI Corp.	1,439,200	45,838,520
Illinois Tool Works Inc.	652,500	128,901,375

		616,249,208

Media & Broadcasting (6.25%)
Walt Disney Co., The	2,728,640	359,825,757

Mining & Metals (2.30%)
BHP Group PLC	941,859	21,557,407
Nucor Corp.	531,200	24,148,352
Rio Tinto PLC	476,280	29,499,595
Rio Tinto PLC ADR	907,200	55,547,856
South32 Ltd.	941,859	1,436,069

		132,189,279

Oil & Gas (4.28%)
Chevron Corp.	1,060,000	88,965,800
Exxon Mobil Corp.	2,615,200	104,451,088
Royal Dutch Shell PLC ADR Class A	456,900	13,560,792
Royal Dutch Shell PLC Class B	2,037,807	28,946,782
Schlumberger Ltd.	564,642	10,733,844

		246,658,306

Retailers (3.23%)
Walmart Inc.	1,339,100	185,934,035

Telecom & Telecom Equipment (2.48%)
AT&T Inc.	2,140,534	63,809,319
Corning Inc.	1,284,600	41,698,116
Verizon Communications Inc.	624,900	37,037,823

		142,545,258

Transportation (0.25%)
GATX Corp.	190,700	12,754,016
Wabtec Corp.	20,111	1,338,387

		14,092,403

Utilities & Energy (0.43%)
Duke Energy Corp.	306,966	24,661,648

Total Common Stocks
(cost $1,542,516,144)		5,713,031,873

1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Shares	Value
Short-term Investments (0.42%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (b)	24,288,418	$24,288,418

Total Short-term Investments
(cost $ 24,288,418)		24,288,418

TOTAL INVESTMENTS (99.66%)
(cost $ 1,566,804,562)		5,737,320,291
OTHER ASSETS, NET OF LIABILITIES (0.34%)		19,730,260

NET ASSETS (100.00%)		$5,757,050,551

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of August 31, 2020.

ADR – American Depositary Deposit

2

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (67.80%)
Agriculture, Foods, & Beverage (6.32%)
Archer-Daniels-Midland Co.	940,561	$42,099,510
Campbell Soup Co.	26,000	1,367,860
Coca-Cola Co., The	410,000	20,307,300
Kellogg Co.	310,000	21,982,100
Nestle SA ADR	319,174	38,430,146
PepsiCo Inc.	110,100	15,420,606

		139,607,522

Banks (1.84%)
M&T Bank Corp.	58,300	6,020,058
Northern Trust Corp.	104,700	8,573,883
U.S. Bancorp	218,145	7,940,478
Wells Fargo & Co.	747,600	18,054,540

		40,588,959

Building Materials & Construction (0.87%)
Vulcan Materials Co.	160,200	19,224,000

Chemicals (4.51%)
Air Products & Chemicals Inc.	230,000	67,219,800
Corteva Inc.	79,452	2,268,355
Dow Inc.	79,452	3,584,874
DuPont de Nemours Inc.	79,452	4,430,243
International Flavors & Fragrances Inc.	120,000	14,854,800
Novozymes A/S B Shares	124,350	7,357,842

		99,715,914

Computer Software & Services (8.89%)
Alphabet Inc. Class A (a)	36,687	59,782,567
Alphabet Inc. Class C (a)	3,559	5,816,047
Automatic Data Processing Inc.	47,400	6,592,866
Facebook Inc. Class A (a)	49,575	14,535,390
Microsoft Corp.	333,505	75,215,383
SAP SE	52,800	8,696,652
Texas Instruments Inc.	182,262	25,908,543

		196,547,448

Computers (7.43%)
Apple Inc.	1,272,704	164,229,724

Consumer & Marketing (4.72%)
AptarGroup Inc.	134,100	15,876,099
Colgate-Palmolive Co.	80,000	6,340,800
Procter & Gamble Co., The	477,700	66,080,241
Unilever NV New York Shares	276,106	16,014,148

		104,311,288

Electronic/Electrical Manufacturing (0.54%)
Emerson Electric Co.	98,600	6,849,742
General Electric Co.	796,300	5,048,542

		11,898,284

Health Care (10.68%)
Abbott Laboratories	146,675	16,056,512
AbbVie Inc.	92,000	8,810,840
Agilent Technologies Inc.	143,787	14,439,091

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Amgen Inc.	70,750	$17,922,390
Eli Lilly and Co.	212,000	31,458,680
Johnson & Johnson	417,700	64,079,357
Medtronic PLC	21,600	2,321,352
Merck & Co. Inc.	103,200	8,799,864
Pfizer Inc.	728,140	27,516,411
Roche Holding AG Sponsored ADR	179,815	7,857,915
Zoetis Inc.	229,495	36,742,149

		236,004,561

Machinery & Manufacturing (6.72%)
3M Co.	124,600	20,312,292
ASML Holding NV NY Reg. Shares	82,440	30,847,400
Caterpillar Inc.	262,400	37,342,144
Deere & Co.	72,202	15,166,752
Donaldson Company Inc.	279,017	14,051,296
HNI Corp.	160,000	5,096,000
Illinois Tool Works Inc.	130,600	25,800,030

		148,615,914

Media & Broadcasting (6.36%)
Walt Disney Co., The	1,065,995	140,572,761

Mining & Metals (2.33%)
BHP Group PLC	169,900	3,888,696
Nucor Corp.	436,800	19,856,928
Rio Tinto PLC	153,825	9,527,537
Rio Tinto PLC ADR	293,000	17,940,390
South32 Ltd.	169,900	259,049

		51,472,600

Oil & Gas (2.70%)
Chevron Corp.	288,000	24,171,840
Enbridge Inc.	78,375	2,509,568
Exxon Mobil Corp.	512,400	20,465,256
Royal Dutch Shell PLC ADR Class A	216,400	6,422,752
Royal Dutch Shell PLC Class B	163,579	2,323,618
Schlumberger Ltd.	201,727	3,834,830

		59,727,864

Retailers (1.74%)
Walmart Inc.	276,700	38,419,795

Telecom & Telecom Equipment (1.57%)
AT&T Inc.	533,359	15,899,432
Corning Inc.	372,300	12,084,858
Verizon Communications Inc.	112,490	6,667,282

		34,651,572

Transportation (0.32%)
GATX Corp.	68,200	4,561,216
Union Pacific Corp.	12,066	2,321,981
Wabtec Corp.	4,276	284,568

		7,167,765

3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (0.26%)
Duke Energy Corp.	72,333	$5,811,233

Total Common Stocks
(cost $430,903,756)		1,498,567,204

	Principal amount	Value
Corporate Bonds (18.41%)
Aerospace/Defense (0.74%)
Rolls-Royce PLC (b)
2.375%, 10/14/2020	$1,000,000	$999,800
Lockheed Martin Corp.
3.350%, 09/15/2021	556,000	573,660
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,005,734
General Dynamics Corp.
2.375%, 11/15/2024	500,000	537,685
Raytheon Technologies Corp. (b)
3.150%, 12/15/2024	1,000,000	1,088,640
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,091,348
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,094,878
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,118,590
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	966,547
Boeing Co.
2.250%, 06/15/2026	500,000	490,376
General Dynamics Corp.
2.125%, 08/15/2026	500,000	538,262
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,056,120
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,107,959
General Dynamics Corp.
2.625%, 11/15/2027	500,000	548,365
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,131,961
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,412,002
Raytheon Technologies Corp.
2.250%, 07/01/2030	1,500,000	1,585,720

		16,347,647

Agriculture, Foods, & Beverage (1.58%)
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,003,747
Kellogg Co.
4.000%, 12/15/2020	324,000	327,394
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,038,438
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,035,825
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,036,365

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
2.750%, 03/01/2023	$1,000,000	$1,040,333
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,370,909
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,111,360
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,095,068
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,099,838
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,122,654
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,131,143
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,118,045
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,108,108
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,108,368
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	550,921
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,085,828
Hershey Co.
2.300%, 08/15/2026	1,000,000	1,083,757
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	1,087,915
Danone SA (b)
2.947%, 11/02/2026	1,000,000	1,112,561
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,123,095
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	562,826
Sysco Corp.
3.250%, 07/15/2027	500,000	539,055
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,699,740
Kellogg Co.
3.400%, 11/15/2027	1,000,000	1,125,427
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,669,858
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,168,659
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,186,579
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,394,674
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,187,495
Coca-Cola Co., The
2.125%, 09/06/2029	1,000,000	1,073,258
Kellogg Co.
2.100%, 06/01/2030	500,000	512,881

		34,912,124

4

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.59%)
American Honda Finance Corp.
2.450%, 09/24/2020	$1,000,000	$1,001,411
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	1,008,447
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	1,011,215
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	505,414
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,076,782
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	542,732
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	1,069,146
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,100,578
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	1,127,473
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,155,150
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,104,535
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,184,579
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,155,797

		13,043,259

Banks (1.03%)
PNC Bank NA
2.450%, 11/05/2020	500,000	501,001
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,010,804
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,011,421
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,011,046
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,039,870
3.700%, 01/30/2024	500,000	551,900
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,103,279
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,116,661
PNC Bank NA
3.250%, 06/01/2025	500,000	558,075
State Street Corp.
3.550%, 08/18/2025	500,000	570,309
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,095,980
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	558,193
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,106,776
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	1,095,606

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
2.450%, 08/17/2026	$500,000	$547,554
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,652,079
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,132,809
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,138,614
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,325,796
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,203,139
Wells Fargo & Co.
4.150%, 01/24/2029	1,000,000	1,180,413
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,168,506

		22,679,831

Chemicals (0.57%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,025,594
2.700%, 02/21/2023	1,000,000	1,048,587
3.200%, 01/30/2026	1,000,000	1,121,499
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	1,094,320
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	1,122,160
3.250%, 12/01/2027	1,500,000	1,691,081
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	2,415,944
E.I. du Pont de Nemours and Co.
2.300%, 07/15/2030	1,000,000	1,060,644
Ecolab Inc.
1.300%, 01/30/2031	2,000,000	1,953,658

		12,533,487

Commercial Service/Supply (0.09%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,082,890

Computer Software & Services (0.76%)
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	2,084,810
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,056,170
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,142,155
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,102,828
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,139,587
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,130,851
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,099,729

5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Oracle Corp.
2.650%, 07/15/2026	$1,000,000	$1,096,881
Microsoft Corp.
2.400%, 08/08/2026	500,000	546,560
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	1,074,635
Microsoft Corp.
3.300%, 02/06/2027	500,000	572,671
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,129,839
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	561,746
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,131,714

		16,870,176

Computers (0.05%)
International Business Machines Corp.
1.950%, 05/15/2030	1,000,000	1,032,877

Consumer & Marketing (0.84%)
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,017,487
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	504,332
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,028,958
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	1,034,129
2.100%, 05/01/2023	2,000,000	2,095,410
NIKE Inc.
2.250%, 05/01/2023	500,000	524,110
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	1,074,414
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,120,522
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,108,898
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	561,861
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,103,129
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	535,366
NIKE Inc.
2.375%, 11/01/2026	1,000,000	1,089,325
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	562,430
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	1,106,618
Clorox Co.
3.100%, 10/01/2027	500,000	565,116

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp.
3.500%, 03/22/2028	$1,000,000	$1,177,052
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,187,868
Estee Lauder Companies Inc., The
2.375%, 12/01/2029	1,000,000	1,072,682

		18,469,707

Consumer Discretionary (0.08%)
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	1,182,358
3.000%, 05/22/2030	500,000	549,584

		1,731,942

Electronic/Electrical Manufacturing (0.59%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,027,066
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	521,791
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,053,170
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,077,198
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,117,561
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,112,801
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	1,081,667
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	2,203,034
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,184,614
Rockwell Automation Inc.
3.500%, 03/01/2029	1,000,000	1,158,404
Honeywell International Inc.
1.950%, 06/01/2030	500,000	526,481
Emerson Electric Co.
1.950%, 10/15/2030	1,000,000	1,043,851

		13,107,638

Financial Services (0.46%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	509,616
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,057,735
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	301,154
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,055,240
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,066,044
3.625%, 05/13/2024	500,000	552,810

6

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
3.125%, 01/23/2025	$1,000,000	$1,091,621
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	792,724
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,124,276
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,122,829
Mastercard Inc.
2.950%, 11/21/2026	500,000	564,918
Visa Inc.
1.100%, 02/15/2031	1,000,000	976,370

		10,215,337

Health Care (2.20%)
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,029,500
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,034,330
EMD Finance LLC(b)
2.950%, 03/19/2022	1,000,000	1,032,391
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,320,376
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,545,963
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,039,296
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	1,042,592
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,059,392
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,135,252
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,657,011
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,092,500
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,104,637
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,103,563
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,094,844
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,096,945
EMD Finance LLC(b)
3.250%, 03/19/2025	1,000,000	1,107,702
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	1,042,900
Eli Lilly and Co.
2.750%, 06/01/2025	472,000	519,279
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,127,529
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,110,876
Johnson & Johnson
2.450%, 03/01/2026	500,000	549,363

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Stryker Corp.
3.500%, 03/15/2026	$1,000,000	$1,133,607
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	552,249
Amgen Inc.
2.600%, 08/19/2026	1,000,000	1,097,925
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	1,083,429
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	563,843
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,112,356
Amgen Inc.
3.200%, 11/02/2027	1,000,000	1,128,544
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,264,760
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,166,549
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,373,474
Sanofi
3.625%, 06/19/2028	1,500,000	1,764,988
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,169,318
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	1,165,230
Pfizer Inc.
3.450%, 03/15/2029	1,000,000	1,173,377
Bristol-Myers Squibb Co.
3.400%, 07/26/2029	2,000,000	2,336,718
Thermo Fisher Scientific Inc.
2.600%, 10/01/2029	1,000,000	1,084,471
Merck & Co. Inc.
1.450%, 06/24/2030	500,000	507,046
AstraZeneca PLC
1.375%, 08/06/2030	1,000,000	981,880
Johnson & Johnson
1.300%, 09/01/2030	2,000,000	2,027,622

		48,533,627

Machinery & Manufacturing (0.71%)
Caterpillar Inc.
3.900%, 05/27/2021	500,000	513,346
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	518,515
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,036,310
Covidien International
3.200%, 06/15/2022	1,000,000	1,043,752
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,055,369
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,098,365
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,657,908

7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	$1,000,000	$1,106,527
3M Co.
3.000%, 08/07/2025	1,000,000	1,114,895
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,104,476
3M Co.
2.250%, 09/19/2026	500,000	543,205
Eaton Corp.
3.103%, 09/15/2027	1,000,000	1,113,236
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,123,814
3M Co.
3.375%, 03/01/2029	1,000,000	1,152,854
Caterpillar Inc.
2.600%, 09/19/2029	1,000,000	1,099,181
Equinor ASA
2.375%, 05/22/2030	500,000	531,683

		15,813,436

Media & Broadcasting (0.29%)
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,050,916
3.600%, 03/01/2024	1,000,000	1,108,397
2.350%, 01/15/2027	1,000,000	1,075,020
S&P Global Inc.
2.500%, 12/01/2029	1,000,000	1,092,503
1.250%, 08/15/2030	1,000,000	988,170
Comcast Corp.
1.500%, 02/15/2031	1,000,000	994,946

		6,309,952

Mining & Metals (0.13%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,037,518
Alcoa Inc.
5.870%, 02/23/2022	756,000	801,811
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,132,484

		2,971,813

Oil & Gas (1.12%)
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,019,976
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	2,072,944
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,039,786
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,054,563
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,923,480
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,071,428
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	534,968

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Schlumberger Investment SA
3.650%, 12/01/2023	$1,000,000	$1,084,551
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,168,952
2.709%, 03/06/2025	1,000,000	1,084,189
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,117,504
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	455,000
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,131,685
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,188,064
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,113,318
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	1,091,265
Sabal Trail Transmission LLC(b)
4.246%, 05/01/2028	1,000,000	1,129,470
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,165,768
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,153,173
Exxon Mobil Corp.
3.482%, 03/19/2030	1,000,000	1,162,488
Schlumberger Investment SA
2.650%, 06/26/2030	1,000,000	1,022,368

		24,784,940

Retailers (0.89%)
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,049,174
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,015,345
Home Depot Inc.
2.625%, 06/01/2022	500,000	519,826
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,054,022
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,055,822
3.300%, 04/22/2024	500,000	546,685
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,081,906
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,098,500
Target Corp.
3.500%, 07/01/2024	1,000,000	1,111,943
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,127,349
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,120,656
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,124,657
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	1,087,596

8

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
2.500%, 04/15/2026	$1,000,000	$1,095,908
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	1,068,309
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,125,883
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,144,494
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,163,263

		19,591,338

Telecom & Telecom Equipment (0.53%)
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	1,037,426
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,112,330
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,116,330
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	571,605
2.950%, 02/28/2026	500,000	564,315
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	1,102,191
AT&T Inc.
1.650%, 02/01/2028	2,000,000	2,027,754
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,197,701
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,225,403
3.875%, 02/08/2029	1,000,000	1,184,498
AT&T Inc.
4.350%, 03/01/2029	500,000	595,039

		11,734,592

Transportation (0.80%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	523,060
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,043,063
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,593,568
Union Pacific Corp.
2.750%, 04/15/2023	500,000	527,277
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,099,992
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,106,203
Union Pacific Corp.
3.250%, 08/15/2025	500,000	556,173
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,196,998
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,093,733
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	556,038

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
United Parcel Service Inc.
2.400%, 11/15/2026	$500,000	$548,526
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,119,530
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	554,325
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,264,932
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,189,530
3.700%, 03/01/2029	500,000	585,358
United Parcel Service Inc.
2.500%, 09/01/2029	1,000,000	1,095,321

		17,653,627

Utilities & Energy (4.36%)
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,035,088
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	512,720
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,022,923
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,037,966
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,037,300
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,040,653
Detroit Edison Co.
2.650%, 06/15/2022	500,000	516,841
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,030,623
Northern States Power Co.
2.150%, 08/15/2022	500,000	512,715
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,039,028
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,033,268
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,039,841
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,028,784
Tampa Electric Co.
2.600%, 09/15/2022	500,000	514,904
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	518,323
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,040,188
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,051,550
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,092,494
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,103,096
Pacificorp
2.950%, 06/01/2023	1,000,000	1,063,839

9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
3.250%, 06/15/2023	$1,000,000	$1,040,241
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,082,817
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,062,836
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,166,856
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,092,214
Public Service Company of
New Hampshire
3.500%, 11/01/2023	500,000	543,095
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,087,748
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,093,317
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,086,441
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,091,518
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,192,436
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,086,393
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,102,575
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,110,287
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,080,971
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,081,700
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	551,633
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,091,882
Southern California Gas Co.
3.200%, 06/15/2025	500,000	555,872
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,054,562
3.450%, 07/01/2025	500,000	524,197
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,122,054
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,098,571
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	550,183
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,112,944
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,108,908
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,110,658
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,115,549

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Virginia Electric & Power Co.
3.150%, 01/15/2026	$1,000,000	$1,115,044
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	1,113,669
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,112,462
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	1,082,376
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,082,648
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	1,087,947
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,089,189
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,085,277
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	1,091,312
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	536,250
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	1,079,721
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	547,737
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,122,994
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	562,351
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	1,104,845
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	554,917
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,127,007
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	1,105,555
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,092,502
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,108,180
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,111,734
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	555,368
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	556,365
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,121,691
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,124,137
Pacific Gas & Electric
3.300%, 12/01/2027	1,000,000	1,034,286
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,123,020

10

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southwest Gas Corp.
3.700%, 04/01/2028	$1,000,000	$1,139,283
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,180,893
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,165,795
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,170,583
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,163,910
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,141,244
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,161,390
Pacific Gas & Electric
3.750%, 07/01/2028	500,000	524,406
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,173,964
Brooklyn Union Gas Co., The (b)
3.865%, 03/04/2029	1,000,000	1,167,197
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,159,334
MidAmerican Energy Co.
3.650%, 04/15/2029	2,000,000	2,386,388
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	1,105,138
EVERGY METRO
2.250%, 06/01/2030	500,000	533,460
Interstate Power & Light Co.
2.300%, 06/01/2030	500,000	524,778
Southwest Gas Corp.
2.200%, 06/15/2030	500,000	527,555
Alabama Power Co.
1.450%, 09/15/2030	1,500,000	1,498,006

		96,422,510

Total Corporate Bonds
(cost $372,720,648)		406,842,750

Foreign Government Bonds (0.10%)
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,099,388
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,098,100

Total Foreign Government Bonds
(cost $1,996,024)		2,197,488

Government Agency Securities (d) (3.88%)
Agency Commercial Mortgage-Backed Securities (3.79%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2,
2.789%, 01/25/2022	9,161,311	9,375,090
Series K029, Class A1,
2.839%, 10/25/2022	2,175,661	2,211,637

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series KSMC, Class A2,
2.615%, 01/25/2023	$2,000,000	$2,096,722
Series K722, Class A2,
2.406%, 03/25/2023	1,000,000	1,039,205
Series K723, Class A2,
2.454%, 08/25/2023	2,000,000	2,099,658
Series K724, Class A2,
3.062%, 11/25/2023	500,000	535,037
Series K725, Class A2,
3.002%, 01/25/2024	3,000,000	3,229,953
Series K726, Class A2,
2.905%, 04/25/2024	1,455,686	1,560,692
Series K044, Class A2,
2.811%, 01/25/2025	2,000,000	2,178,068
Series K049, Class A2,
3.010%, 07/25/2025	2,000,000	2,210,460
Series K054, Class A2,
2.745%, 01/25/2026	500,000	549,639
Series K055, Class A2,
2.673%, 03/25/2026	2,000,000	2,196,548
Series K056, Class A2,
2.525%, 05/25/2026	2,000,000	2,183,986
Series K057, Class A2,
2.570%, 07/25/2026	2,000,000	2,190,466
Series K058, Class A2,
2.653%, 08/25/2026	1,500,000	1,654,136
Series K059, Class A2,
3.120%, 09/25/2026	1,500,000	1,694,082
Series K063, Class A2,
3.430%, 01/25/2027	2,000,000	2,302,600
Series K064, Class A2,
3.224%, 03/25/2027	2,500,000	2,858,202
Series K065, Class A2,
3.243%, 04/25/2027	2,000,000	2,290,162
Series K072, Class A2,
3.444%, 12/25/2027	1,500,000	1,749,744
Series K074, Class A2,
3.600%, 01/25/2028	2,000,000	2,356,162
Series K073, Class A2,
3.350%, 01/25/2028	1,000,000	1,160,991
Series K075, Class A2,
3.650%, 02/25/2028	1,500,000	1,774,397
Series K076, Class A2,
3.900%, 04/25/2028	2,000,000	2,405,426
Federal National Mortgage Association
Series 2012-M5, Class A2,
2.715%, 02/25/2022	1,922,401	1,963,492
Series 2016-M12, Class AV2,
2.308%, 10/25/2023	996,978	1,026,239
Series 2015-M11, Class A2,
2.916%, 04/25/2025	2,000,000	2,160,504
Series 2015-M17, Class A2,
3.014%, 11/25/2025	969,775	1,058,863
Series 2016-M6, Class A2,
2.488%, 05/25/2026	1,000,000	1,080,864

11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2016-M9, Class A2,
2.292%, 06/25/2026	$1,000,000	$1,054,174
Series 2016-M11, Class A2,
2.369%, 07/25/2026	2,000,000	2,162,748
Series 2016-M12, Class A2,
2.526%, 09/25/2026	2,000,000	2,117,262
Series 2016-M7, Class A2,
2.499%, 09/25/2026	1,000,000	1,077,718
Series 2017-M4, Class A2,
2.670%, 12/25/2026	2,500,000	2,722,275
Series 2017-M7, Class A2,
2.961%, 02/25/2027	2,000,000	2,209,956
Series 2017-M2, Class A2,
2.895%, 02/25/2027	1,000,000	1,093,382
Series 2017-M8, Class A2,
3.061%, 05/25/2027	2,000,000	2,228,474
Series 2018-M1, Class A2,
3.084%, 12/25/2027	2,000,000	2,254,022
Series 2018-M2, Class A2,
2.999%, 01/25/2028	2,000,000	2,216,870
Series 2018-M7, Class A2,
3.150%, 03/25/2028	1,500,000	1,713,446
Series 2018-M4, Class A2,
3.147%, 03/25/2028	1,500,000	1,690,268

		83,733,620

Agency Notes & Bonds (0.09%)
Tennessee Valley Authority
3.875%, 02/15/2021	2,000,000	2,033,270

		2,033,270

Total Government Agency Securities
(cost $79,184,336)		85,766,890

U.S. Treasury Obligations (8.25%)
U.S. Treasury Notes
1.375%, 10/31/2020	5,000,000	5,010,225
3.625%, 02/15/2021	10,000,000	10,159,380
2.000%, 02/28/2021	5,000,000	5,046,875
2.000%, 11/15/2021	25,000,000	25,553,700
2.500%, 08/15/2023	10,000,000	10,691,410
2.750%, 11/15/2023	10,000,000	10,825,000
2.500%, 05/15/2024	5,000,000	5,426,955
2.000%, 06/30/2024	5,000,000	5,343,360
2.000%, 02/15/2025	15,000,000	16,171,875
2.750%, 02/15/2028	10,000,000	11,635,160
2.375%, 05/15/2029	28,000,000	32,187,960
1.625%, 08/15/2029	18,000,000	19,567,260
1.500%, 02/15/2030	23,000,000	24,778,912

Total U.S. Treasury Obligations
(cost $170,098,422)		182,398,072

	Shares	Value
Short-term Investments (1.08%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (e)	23,748,504	$23,748,504

Total Short-term Investments
(cost $23,748,504)		23,748,504

TOTAL INVESTMENTS (99.52%)
(cost $1,078,651,690)		2,199,520,908
OTHER ASSETS, NET OF LIABILITIES (0.48%)		10,622,411

NET ASSETS (100.00%)		$2,210,143,319

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the value of these securities amounted to $30,539,805 or 1.38% of net assets.

(c)	Rate is fixed from February 7, 2019 to, but excluding, February 7, 2029 and floating from February 7, 2029 to, but excluding, the maturity date.

(d)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Rate shown is the 7-day yield as of August 31, 2020.

ADR – American Depositary Deposit

12

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2020

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.62%)
U.S. Treasury Notes
2.875%, 10/31/2020	$2,500,000	$2,511,223
1.375%, 10/31/2020	2,000,000	2,004,090
2.625%, 11/15/2020	3,000,000	3,015,246
2.125%, 01/31/2021	10,000,000	10,082,030
2.500%, 02/28/2021	5,000,000	5,057,815
1.375%, 04/30/2021	10,000,000	10,078,910
2.000%, 05/31/2021	10,000,000	10,135,940
2.125%, 06/30/2021	2,000,000	2,032,344
1.125%, 07/31/2021	5,000,000	5,043,360
2.000%, 08/31/2021	5,000,000	5,091,990
2.750%, 09/15/2021	2,500,000	2,567,090
2.000%, 10/31/2021	7,500,000	7,660,545
1.875%, 11/30/2021	10,000,000	10,214,450
1.500%, 01/31/2022	10,000,000	10,190,630
1.750%, 02/28/2022	10,000,000	10,239,450
1.750%, 03/31/2022	10,000,000	10,252,730
1.750%, 04/30/2022	5,000,000	5,133,400
1.750%, 05/15/2022	10,000,000	10,272,660
1.625%, 08/15/2022	8,500,000	8,746,695
1.750%, 09/30/2022	5,000,000	5,168,360
2.000%, 10/31/2022	2,000,000	2,080,390
1.875%, 10/31/2022	2,000,000	2,075,156
1.625%, 11/15/2022	2,000,000	2,065,312
2.000%, 11/30/2022	2,500,000	2,604,395
1.625%, 12/15/2022	3,000,000	3,102,189
2.000%, 02/15/2023	5,000,000	5,227,150
2.500%, 03/31/2023	3,000,000	3,182,343
1.500%, 03/31/2023	2,000,000	2,070,000
1.625%, 04/30/2023	5,000,000	5,197,070
1.625%, 05/31/2023	10,000,000	10,406,640
1.375%, 06/30/2023	7,000,000	7,241,717
1.250%, 07/31/2023	6,000,000	6,191,484
2.500%, 08/15/2023	5,000,000	5,345,705
1.375%, 08/31/2023	4,000,000	4,146,408
1.375%, 09/30/2023	7,000,000	7,263,046
1.625%, 10/31/2023	5,000,000	5,231,835
2.875%, 10/31/2023	2,000,000	2,171,172
2.125%, 11/30/2023	11,000,000	11,698,247
2.250%, 01/31/2024	5,000,000	5,353,320
2.750%, 02/15/2024	5,000,000	5,443,360
2.125%, 02/29/2024	5,000,000	5,339,065
2.125%, 03/31/2024	3,000,000	3,207,891
2.000%, 04/30/2024	5,000,000	5,330,080
2.500%, 05/15/2024	6,500,000	7,055,042
2.000%, 06/30/2024	2,500,000	2,671,680
1.750%, 07/31/2024	3,000,000	3,180,819
2.375%, 08/15/2024	7,000,000	7,598,010
1.500%, 09/30/2024	5,000,000	5,261,720
1.500%, 10/31/2024	3,500,000	3,685,938
2.250%, 10/31/2024	2,500,000	2,710,938
2.250%, 11/15/2024	8,000,000	8,680,624
2.125%, 11/30/2024	1,000,000	1,080,391
2.250%, 12/31/2024	8,000,000	8,695,624
1.750%, 12/31/2024	2,000,000	2,131,172
1.375%, 01/31/2025	6,000,000	6,301,170
2.000%, 02/15/2025	8,000,000	8,625,000
1.125%, 02/28/2025	4,000,000	4,159,688

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.125%, 05/15/2025	$9,000,000	$9,786,096
2.750%, 06/30/2025	3,000,000	3,358,710
2.000%, 08/15/2025	20,500,000	22,243,299
2.250%, 11/15/2025	13,500,000	14,861,596
2.625%, 12/31/2025	8,000,000	8,979,688
2.625%, 01/31/2026	7,000,000	7,868,161
1.625%, 02/15/2026	6,000,000	6,420,936
2.250%, 03/31/2026	5,000,000	5,528,905
1.625%, 05/15/2026	8,000,000	8,575,312
1.875%, 06/30/2026	7,000,000	7,610,862
1.875%, 07/31/2026	7,000,000	7,616,329
1.375%, 08/31/2026	8,000,000	8,470,624
1.625%, 09/30/2026	7,500,000	8,056,350
1.625%, 10/31/2026	7,000,000	7,521,717
1.625%, 11/30/2026	5,000,000	5,375,195
1.750%, 12/31/2026	6,500,000	7,042,087

Total U.S. Treasury Obligations
(cost $444,077,488)		458,626,616

	Shares	Value
Short-term Investments (2.63%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (a)	12,245,719	12,245,719

Total Short-term Investments
(cost $12,245,719)		12,245,719

TOTAL INVESTMENTS (101.25%)
(cost $456,323,207)		470,872,335
OTHER ASSETS, NET OF LIABILITIES (-1.25%)		(5,826,539)

NET ASSETS (100.00%)		$465,045,796

(a)	Rate shown is the 7-day yield as of August 31, 2020.

13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.49%)
Alabama (1.52%)
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	$585,000	$630,238
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	647,376
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	675,626
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	706,094
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A1	980,000	1,091,289
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	740,551
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,473,426
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A1	1,010,000	1,112,364
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,655,105
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa2	215,000	259,982
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2036	Aa2	310,000	373,271
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2037	Aa2	270,000	323,995
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2038	Aa2	265,000	315,734

					11,005,051

Alaska (1.58%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,960,865
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,242,518
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,191,456
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,581,598
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,240,246
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,621,713
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools) (c)	3.500%	09/01/2030	AAA	1,125,000	1,266,964
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,382,694

					11,488,054

Arizona (2.15%)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa1	1,000,000	1,023,390
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax- Exempt Series 2011	5.000%	07/01/2022	A1	1,000,000	1,085,540
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,038,870
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa1	1,255,000	1,351,221
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,151,902
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,762,049
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,242,974
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	626,301

14

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	$545,000	$631,050
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	645,000	748,503
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,125,400
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	450,060
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,265,528
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	AA	1,000,000	1,114,940

					15,617,728

Arkansas (3.16%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,148,860
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,558,491
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	185,000	186,802
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,370,320
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	425,882
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,983,219
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	909,305
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2033	Aa2	5,115,000	5,373,461
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2033	NR	660,000	691,944
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2035	NR	300,000	312,579

					22,960,863

California (5.44%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	266,873
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,322,723
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,271,722
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,134,820
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	841,597
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,760,453
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,179,440
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,358,183
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,930,361
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa2	2,835,000	3,200,318
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	642,427
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,302,700

15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	Aa2	$1,600,000	$1,903,488
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,304,650
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	473,324
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	835,710
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	587,385
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	830,190
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	613,714
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	4.000%	08/01/2033	A+	385,000	451,971
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	655,644
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	715,248
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2034	A+	2,000,000	2,163,140
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	239,474
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2035	A+	1,150,000	1,238,837
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	424,686
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2036	A+	600,000	643,746
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	478,096
San Francisco Bay Area Rapid Transit District, General Obligation Bonds, (Election of 2016), 2020 Series C-1 Bonds (Green Bonds)	3.000%	08/01/2036	Aaa	2,250,000	2,504,925
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	597,090
San Francisco Bay Area Rapid Transit District, General Obligation Bonds, (Election of 2016), 2020 Series C-1 Bonds (Green Bonds)	3.000%	08/01/2037	Aaa	3,250,000	3,602,560

					39,475,495

Colorado (2.67%)
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	955,701
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,508,098
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,150,470
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,255,120

16

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	$465,000	$545,417
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,116,070
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2034	A+	1,805,000	2,181,686
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,082,125
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2035	A+	980,000	1,179,126
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2036	A+	1,000,000	1,198,030
City of Westminister, Colorado, Water and Wastewater Utility Enterprise, Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	AAA	1,000,000	1,208,870

					19,380,713

Connecticut (1.12%)
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,015,900
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	5,700,000	6,138,729

					8,154,629

Florida (3.70%)
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	383,944
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	210,380
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (Prerefunded to 10-01-2023 @ 100) (b)	5.000%	10/01/2026	Aa2	400,000	458,400
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,545,788
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	576,077
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	633,604
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (Prerefunded to 10-01-2023 @ 100) (b)	5.000%	10/01/2032	Aa2	750,000	859,500
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	5,080,000	5,623,458
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	599,912
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	940,597
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	659,196
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	937,957
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A	5.000%	04/01/2035	A-	1,000,000	1,268,080
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A	5.000%	04/01/2036	A-	1,600,000	2,019,744
JEA Florida, Water and Sewer System Revenue Bonds, 2020 Series A	3.000%	10/01/2036	A2	8,295,000	9,176,924

					26,893,561

Georgia (0.91%)
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,169,543
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,019,850
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,686,228
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2034	NR	500,000	562,840

17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2035	NR	$250,000	$280,308
Forsyth County Water and Sewerage Authority (Georgia), Refunding and Improvement Revenue Bonds, Series 2019	3.000%	04/01/2035	Aaa	1,000,000	1,127,840
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2036	NR	700,000	781,095

					6,627,704

Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01- 2022 @ 100) (b)	5.000%	09/01/2031	Aa2	575,000	629,867

Idaho (1.05%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,377,750
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	511,652
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2032	A1	265,000	308,381
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2033	A+	545,000	596,137
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2033	A1	180,000	208,210
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	298,548
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2034	A+	310,000	337,655
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2034	A1	255,000	293,865
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	309,992
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2035	A+	300,000	323,787
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2035	A1	175,000	200,942
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2036	A+	300,000	320,622
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2036	A1	200,000	228,676
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2037	A+	310,000	329,673

					7,645,890

Indiana (3.60%)
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	222,097
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana,
Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,451,312
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	700,000	733,411
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana,
Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,365,018
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,261,322
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,376,425
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	587,345
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	605,180
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,145,630
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	246,904
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,408,120
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,654,420
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	850,192
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,256,907
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,703,886

18

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2033	Aa3	$650,000	$706,335
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	999,871
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	335,000	420,120
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2034	Aa3	675,000	736,641
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	1,031,121
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	600,000	749,322
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2035	Aa3	700,000	758,996
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	870,499

					26,141,074

Iowa (2.23%)
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	270,008
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,466,459
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	508,810
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,174,217
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,537,201
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,699,307
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,217,265
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	2,100,000	2,183,391
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	1,047,090
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,159,158
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,924,680

					16,187,586

Kansas (2.95%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	1,475,000	1,477,153
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A (Prerefunded to 10-01-2020 @ 100) (b)	2.000%	10/01/2022	NR	140,000	140,192
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A (Prerefunded to 10-01-2020 @ 100) (b)	2.000%	10/01/2022	NR	395,000	395,541
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,980,709
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,612,508
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,118,860
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,124,740

19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	$2,500,000	$2,728,000
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	6,228,900
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2033	Aa2	440,000	532,660
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2034	Aa2	455,000	546,942
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	3.000%	11/01/2035	Aa2	475,000	515,978

					21,402,183

Kentucky (2.58%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,793,012
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa2	1,110,000	1,218,702
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	1,735,000	1,954,200
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,158,993
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	2,032,416
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,193,375
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa2	3,660,000	3,985,008
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	2,081,266
City of Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019	3.000%	06/01/2033	Aa3	3,115,000	3,320,870

					18,737,842

Maine (0.46%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,325,830

Maryland (0.47%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,137,060
Caroline County, Maryland, (County Commissioners of Caroline County), Consolidated Public Improvement and Refunding Bonds of 2019	3.000%	01/15/2032	Aa3	1,150,000	1,297,637

					3,434,697

Massachusetts (0.73%)
Town of Northbridge, Massachusetts, General Obligation School Project Loan, Chapter 70B Bonds, Unlimited Tax	3.000%	06/01/2032	AA	1,000,000	1,112,380
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01- 2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,072,100
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,112,180

					5,296,660

Michigan (4.62%)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	438,613
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	283,640

20

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	$450,000	$486,018
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	412,568
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	618,852
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax) (Prerefunded to 05-01- 2021 @ 100) (b)	5.000%	05/01/2025	A+	1,880,000	1,939,709
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,357,814
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,410,744
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,433,975
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	3,850,000	4,204,970
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,167,370
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	575,525
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,218,050
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	761,550
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	891,516
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	344,154
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	725,340
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	837,634
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,312,377
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	710,924
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	749,681
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	795,136
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A+	400,000	488,672
Rockford Public Schools, County of Kent, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A	1,755,000	2,071,514
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,097,509

21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2036	A+	$865,000	$1,052,220
West Bloomfield School District, County of Oakland, State of Michigan, 2020 School Building and Site Bonds, (General Obligation - Unlimited Tax)	3.000%	05/01/2036	A1	3,825,000	4,186,003

					33,572,078

Minnesota (2.74%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa2	2,720,000	2,905,858
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,937,452
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,060,960
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	4,161,890
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,680,121
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,366,363
Independent School District No. 622, (North St. Paul-Maplewood-Oakdale), Minnesota, (Ramsey and Washington Counties), General Obligation Facilities Maintenance Bonds, Series 2019B	3.000%	02/01/2034	A1	3,300,000	3,644,256
City of Minneapolis, Minnesota, General Obligation Bonds (Green Bonds), Series 2019	3.000%	12/01/2035	AAA	2,000,000	2,157,000

					19,913,900

Mississippi (1.33%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	1,000,000	1,003,570
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,628,949
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,339,870
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,679,885

					9,652,274

Missouri (2.97%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	295,000	309,682
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,164,513
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa3	465,000	520,535
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa3	400,000	446,804
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa3	425,000	473,433
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,137,850
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,828,550
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,468,600

22

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Francis Howell R-III School District, St. Charles County, Missouri, General Obligation Bonds, Series 2020 (e)	3.000%	03/01/2035	AA	$3,750,000	$4,153,537
City of Columbia, Missouri, Water and Electric System Refunding Revenue Bonds, Series 2019B	3.000%	10/01/2035	A+	3,520,000	3,784,598
Carthage R-IX School District of Jasper County, Missouri, General Obligation Bonds, (Missouri Direct Deposit Program), Series 2020A (e)	3.000%	03/01/2036	A+	500,000	545,645
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,132,140
Carthage R-IX School District of Jasper County, Missouri, General Obligation Bonds, (Missouri Direct Deposit Program), Series 2020A (e)	3.000%	03/01/2037	A+	550,000	598,175

					21,564,062

Montana (3.97%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	977,639
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	587,885
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,170,600
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,186,558
City of Forsythe, Montana, Pollution Control Revenue Refunding Bonds, (Portland General Electric Company Project), Series 1998A (Non-AMT)	2.125%	05/01/2033	A	5,000,000	5,259,750
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,239,326
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	684,113
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	613,990
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	621,155
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	915,929
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	1,016,997
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	665,214
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2034	A+	1,000,000	1,219,270
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,093,118
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,423,055
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	991,160
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2035	A+	750,000	910,290
State of Montana, The Board of Regents of Higher Education, The University of Montana, General Revenue Bonds, Series 2019B	3.000%	11/15/2035	Aa3	3,660,000	4,001,990
K-12 School District No. 1 (Townsend), Broadwater County, Montana, General Obligation School Building Bonds, Series 2020	3.000%	07/01/2036	A+	750,000	838,320
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	683,508

23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2036	A+	$965,000	$1,165,681
K-12 School District No. 1 (Townsend), Broadwater County, Montana, General Obligation School Building Bonds, Series 2020	3.000%	07/01/2037	A+	465,000	517,699

					28,783,247

Nebraska (1.78%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,352,397
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2023	AA-	1,560,000	1,656,127
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	160,696
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	212,195
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2026	AA-	1,925,000	2,043,618
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	176,361
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	303,390
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	292,210
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (Prerefunded to 12-15-2025 @ 100) (b)	5.000%	12/15/2029	AA-	260,000	323,266
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	377,829
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2030	AA-	700,000	840,665
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,006,115
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2032	AA-	565,000	678,537
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2034	Aa1	1,105,000	1,218,826
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2035	Aa1	1,140,000	1,252,165

					12,894,397

Nevada (0.48%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,510,550

New Jersey (2.16%)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	752,333
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	317,520
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,779,029
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	798,180
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	638,280
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	504,134
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,472,287
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,783,446

24

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	$1,000,000	$1,136,260
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,223,482
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,272,360

					15,677,311

New Mexico (3.43%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,106,520
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,084,477
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,112,275
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,330,688
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	225,000	248,211
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	986,850
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	769,202
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	993,501
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,665,758
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	793,310
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	997,290
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,663,167
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	817,612
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,535,389
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,165,710
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa3	1,800,000	2,293,794
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa3	2,600,000	3,300,596

					24,864,350

New York (0.86%)
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	A+	3,000,000	3,364,860
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,890,975

					6,255,835

North Carolina (2.43%)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,021,740
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2026	AA-	1,960,000	2,422,501
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,328,277
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2028	AA-	890,000	1,156,733
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	836,087

25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2029	AA-	$935,000	$1,243,251
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	314,648
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2030	AA-	500,000	679,040
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2031	AA-	500,000	672,415
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	3,168,772
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series 2019B	3.000%	03/01/2032	Aaa	1,000,000	1,146,450
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2033	AA-	750,000	995,048
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2035	AA-	1,000,000	1,316,170
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2037	AA-	1,000,000	1,304,950

					17,606,082

North Dakota (1.51%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,022,480
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	912,056
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	895,514
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	883,355
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,855,974
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,106,624
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,150,217
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2033	Aa2	1,350,000	1,477,751
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2034	Aa2	1,550,000	1,685,299

					10,989,270

Ohio (5.03%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,112,210
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01- 2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	2,975,638
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	740,032
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	190,000	200,180
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,495,994

26

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa3	$865,000	$979,837
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,112,440
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	200,813
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,407,925
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,101,980
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,812,614
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2028	Aa2	225,000	259,225
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2029	Aa2	800,000	919,952
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2029	Aa2	200,000	230,422
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2030	Aa2	1,335,000	1,535,170
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	282,383
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	397,748
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	871,920
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	262,145
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	404,072
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,652,970
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	259,789
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2032	Aa3	315,000	350,960
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	2,000,460
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	430,234
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	433,744
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2033	Aa3	235,000	260,552
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation- Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	613,515

27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	$400,000	$456,960
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	955,513
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,136,960
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation- Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	611,670
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	994,840
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa3	1,870,000	2,064,312
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation- Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	609,120
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	564,309
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2036	Aa3	3,000,000	3,603,270
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation- Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,213,550

					36,515,428

Oklahoma (1.33%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,507,675
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,160,980
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,115,608
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,883,295

					9,667,558

Oregon (1.11%)
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	431,060
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,362,279
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	155,000	169,463
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,931,875
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2019	3.000%	06/15/2035	Aa2	2,865,000	3,146,887

					8,041,564

Pennsylvania (1.51%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,638,689
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	485,573
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,555,350
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,842,776
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	378,615

28

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	$340,000	$400,595
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	357,530
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt) (Prerefunded to 10-01-2022 @ 100) (b)	5.000%	10/01/2030	AA	1,500,000	1,648,755
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15- 2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,634,001

					10,941,884

South Carolina (1.68%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,488,417
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A (Prerefunded to 09-01-2021 @ 100) (b)	4.000%	03/01/2023	AA-	1,675,000	1,738,549
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA	355,000	380,269
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA	370,000	402,630
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	411,582
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	573,134
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,250,113
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B (Prerefunded to 03-01-2023 @ 100) (b)	5.000%	03/01/2030	Aa3	2,160,000	2,414,102
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	585,691
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2019A	3.000%	02/01/2035	Aa1	1,750,000	1,932,997

					12,177,484

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	259,463

Tennessee (2.14%)
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA	2,760,000	2,844,097
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	896,799
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB- 2015	3.000%	03/01/2025	Aa1	1,170,000	1,241,791
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	738,442
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	763,500
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	788,470
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	944,010
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	1,038,411
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,249,596
City of Knoxville, Tennessee, Wastewater System Revenue Refunding Bonds, Series 2013A	3.375%	04/01/2034	Aa2	5,000,000	5,051,800

					15,556,916

29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (2.52%)
City of Austin, Texas, Water and Wastewater System Revenue Bonds Series 2019A	5.000%	11/15/2025	Aa2	$2,280,000	$2,301,888
City of Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, Series 2010A (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	11/15/2025	NR	65,000	65,627
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,863,703
City of Austin, Texas, (Travis, Williamson and Hays Counties), Water and Wastewater System Revenue, Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,488,615
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,594,328
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2032	Aa3	250,000	312,365
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,158,930
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2033	Aa3	200,000	247,910
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,687,712
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2034	Aa3	280,000	327,505
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,919,049
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2035	Aa3	200,000	233,204
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2036	Aa3	325,000	377,523
Waco Education Finance Corporation, Revenue Refunding Bonds, Baylor University Issue, Series 2020A, (Tax-Exempt Fixed Rate Bonds)	4.000%	03/01/2036	A+	750,000	887,310
Waco Education Finance Corporation, Revenue Refunding Bonds, Baylor University Issue, Series 2020A, (Tax-Exempt Fixed Rate Bonds)	4.000%	03/01/2037	A+	725,000	854,949

					18,320,618

Utah (0.93%)
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,396,735
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,170,610
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,976,550
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,167,810

					6,711,705

Vermont (0.54%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	Aa3	175,000	224,787
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	Aa3	190,000	242,619
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	Aa3	255,000	324,268
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	Aa3	410,000	521,372
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	Aa3	265,000	335,164
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	Aa3	435,000	550,175

30

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Vermont (Cont.)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	Aa3	$910,000	$1,146,591
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	Aa3	440,000	552,724

					3,897,700

Virginia (0.77%)
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,080,122
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	333,056
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	704,971
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,321,210
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,126,900

					5,566,259

Washington (6.38%)
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	1,994,306
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	235,834
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,433,423
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,316,440
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	AA+	2,500,000	2,747,650
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	454,768
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,249,020
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,206,828
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	393,761
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,182,140
Public Utility District No. 1 of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2029	Baa2	895,000	906,716
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,150,200
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,238,800
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,884,885
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,125,796
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2030	Baa2	920,000	922,226
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,014,200
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,413,845
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2031	Baa2	945,000	938,999
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	979,465
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2019	3.000%	12/01/2033	AA+	5,095,000	5,648,062

31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	$5,000,000	$5,812,650
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,238,836
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	593,181
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,257,630

					46,339,661

West Virginia (1.47%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa3	2,510,000	2,640,269
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2024	Aa3	3,200,000	3,366,080
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (Prerefunded to 05-01-2022 @ 100) (b)	4.000%	05/01/2025	AA-	1,105,000	1,173,753
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	412,734
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	137,639
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (Prerefunded to 05-01-2022 @ 100) (b)	4.000%	05/01/2026	AA-	2,180,000	2,315,640
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	635,484

					10,681,599

Wisconsin (6.35%)
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	802,936
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	301,101
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,177,380
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,003,690
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	130,000	135,743
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,804,205
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,143,170
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	378,648
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	305,467
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	443,548
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,174,010
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,760,992
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,345,320

32

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	$1,395,000	$1,539,661
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,304,710
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,098,040
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018 (c)	3.375%	04/01/2031	AA	3,900,000	4,369,092
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	04/01/2031	AA	850,000	937,916
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	355,242
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,578,862
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2031	AA+	1,300,000	1,460,706
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,229,010
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,725,271
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,675,086
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,417,990
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	794,867
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2032	AA+	1,325,000	1,477,905
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2033	AA+	1,375,000	1,525,934
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,623,881
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	AA	1,405,000	1,541,594
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	AA	1,535,000	1,677,694

					46,109,671

Total Long-term Municipal Bonds
(cost $653,101,893)					700,476,293

	Shares	Value
Short-term Investments (3.40%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (f)	24,709,192	24,709,192

Total Short-term Investments
(cost $24,709,192)		24,709,192

TOTAL INVESTMENTS (99.89%)
(cost $677,811,085)		725,185,485
OTHER ASSETS, NET OF LIABILITIES (0.11%)		784,366

NET ASSETS (100.00%)		$725,969,851

33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2020

(Unaudited)

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is the 7-day yield as of August 31, 2020.

NR — Not Rated

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2020. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2020, the Municipal Bond Fund had commitments of $5,294,791 (representing 0.73% of net assets) for when-issued securities.

35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3. Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

36

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$5,713,031,873	$—	$—	$5,713,031,873

Short-term Investments	24,288,418	—	—	24,288,418
Balanced Fund

Common Stocks (a)	1,498,567,204	—	—	1,498,567,204

Corporate Bonds (a)	—	406,842,750	—	406,842,750

Foreign Government Bonds	—	2,197,488	—	2,197,488

Agency Commercial Mortgage-Backed

Securities	—	83,733,620	—	83,733,620

Agency Notes & Bonds	—	2,033,270	—	2,033,270

U.S. Treasury Obligations	—	182,398,072	—	182,398,072

Short-term Investments	23,748,504	—	—	23,748,504
Interim Fund

U.S. Treasury Obligations	—	458,626,616	—	458,626,616

Short-term Investments	12,245,719	—	—	12,245,719
Municipal Bond Fund

Long-term Municipal Bonds	—	700,476,293	—	700,476,293

Short-term Investments	24,709,192	—	—	24,709,192

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2019 or for the period ended August 31, 2020. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2020 as compared to November 30, 2019.

4.	Income Taxes

As of August 31, 2020, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,566,804,562	$4,299,125,729	$(128,610,000)	$4,170,515,729
Balanced Fund	1,078,651,690	1,157,171,069	(36,301,851)	1,120,869,218
Interim Fund	456,323,207	14,552,604	(3,476)	14,549,128
Municipal Bond Fund	677,811,085	47,607,440	(233,040)	47,374,400
For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

5.	Principal Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

37

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Management Risk

The assessment by the Funds’ investment adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk

Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Interest Rate Risk and Call Risk

The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk

The risk that a bond issuer fails to make principal or interest payments when due to a Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

Municipal Bond Risk

Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk

The investment adviser to the Funds may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value a Fund has placed on those securities.

Tax Risk

The Growth Fund’s and Balanced Fund’s long-term ownership strategies historically has resulted in a low rate of turnover in their portfolios. Therefore, these Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Growth Fund or Balanced Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Growth Fund or Balanced Fund has unrealized gains might eventually cost you money in taxes.

Long-term Ownership Strategy Risk

The investment approach for the Growth Fund and the Balanced Fund generally emphasizes buying and holding securities over long periods. As such, the Growth Fund or the Balanced Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause such Fund to under perform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Income Risk

The risk that the income from the bonds a Fund holds will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

38